Transactions with Related Parties - Additional Information - Interchart (Details) - Interchart Shipping Inc. - USD ($) $ in Thousands	12 Months Ended		14 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2014
Related Party Transaction [Line Items]
Percentage of total outstanding common shares				33.00%
Services Agreement
Related Party Transaction [Line Items]
Monthly lump sum fee		$ 275
Expiration date of agreement		Dec. 31, 2018
New Service Agreement
Related Party Transaction [Line Items]
Monthly lump sum fee			$ 325
Expiration date of agreement			Dec. 31, 2019
New Service Agreement | Subsequent Event
Related Party Transaction [Line Items]
Monthly lump sum fee	$ 315
Expiration date of agreement	Dec. 31, 2020